Stockholders' Equity - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Outstanding Options, Beginning Balance	356,353	329,634
Number of Outstanding Options, Granted	76,472	149,325
Number of Outstanding Options, Exercised		(864)
Number of Outstanding Options, Canceled/forfeited/expired	(43,119)	(121,742)
Number of Outstanding Options, Ending Balance	389,706	356,353
Number of Outstanding Options, Vested and Expected to Vest, Ending Balance		356,353
Number of Outstanding Options, Exercisable, Ending Balance		203,974
Weighted Average Exercise Price, Beginning Balance	$ 62.61	$ 77.24
Weighted Average Exercise Price, Granted	7.17	32.84
Weighted Average Exercise Price, Exercised		15.43
Weighted Average Exercise Price, Canceled/forfeited/expired	66.09	66.04
Weighted Average Exercise Price, Ending Balance	$ 51.35	62.61
Weighted Average Exercise Price, Options Vested and Expected to Vest, Ending Balance		62.61
Weighted Average Exercise Price, Options Exercisable, Ending Balance		$ 77.24
Weighted Average Contractual Term, Outstanding		6 years 11 months 19 days
Weighted Average Contractual Term, Options Vested and Expected to Vest		6 years 11 months 19 days
Weighted Average Contractual Term, Options Exercisable		5 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding		$ 427
Aggregate Intrinsic Value, Options Vested and Expected to Vest		427
Aggregate Intrinsic Value, Options Exercisable		$ 427